Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥) [1]
Carrying amount	¥ 318,697
The cumulative amount of fair value hedging adjustments included in the carrying amount	13,213
Carrying amount	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0

[1]	Accumulated fair value hedge adjustments of ¥(1,923) million are included for hedged items for which hedge accounting has been discontinued.